Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000225233 [Member] | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225233 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225233 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225233 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225233 [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225233 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225233 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225233 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225233 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225233 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225233 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000225233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000225233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225233 [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225233 [Member] | Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000225233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000225233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020964 [Member] | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020964 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020964 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020964 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020964 [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020964 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020964 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020964 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020964 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000020964 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000020964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020964 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020964 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020964 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020964 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020964 [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020964 [Member] | Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000020964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000020964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020965 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020965 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000020965 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020965 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000020965 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020965 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020965 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020965 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020965 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020965 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020965 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000020965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000020965 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020965 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020965 [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000020965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000202490 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202490 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202490 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000202490 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000202490 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202490 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202490 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202490 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202490 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202490 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202490 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000202490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202490 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000202490 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000202490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000202490 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000202490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000202490 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173337 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000173337 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173337 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173337 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173337 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173337 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173337 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173337 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173337 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173337 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173337 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000173337 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000173337 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173337 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173337 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000173337 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173337 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000173337 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173337 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000173337 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173337 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000173337 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173337 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173338 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000173338 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173338 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173338 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173338 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173338 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173338 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173338 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173338 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173338 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173338 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000173338 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000173338 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173338 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173338 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000173338 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173338 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000173338 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173338 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000173338 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173338 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000173338 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173338 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%